Condensed consolidated interim statements of changes in equity $ in Millions	USD ($) shares	Restricted share units USD ($) shares	Employee Stock Option USD ($) shares	Issued capital USD ($) shares	Issued capital Restricted share units USD ($) shares	Contributed surplus USD ($)	Contributed surplus Restricted share units USD ($)	Contributed surplus Employee Stock Option USD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive loss USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. Restricted share units USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. Employee Stock Option USD ($)	Non-controlling interest USD ($)
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2021 | shares				163,200,000
Shareholders' equity, beginning balance at Dec. 31, 2021	$ 457.0			$ 672.1		$ 4.2			$ (219.0)	$ (0.3)	$ 457.0			$ 0.0
Changes in equity [abstract]
Exercise of warrants (in shares) | shares				5,700,000
Exercise of warrants	$ 46.0			$ 46.0							46.0
Share issuance (in shares) | shares	5,300,000
Share issuance	$ 49.7										49.7
Exercise of stock options (in shares) | shares	1,467,647		1,467,647	1,400,000
Exercise of stock options	$ 0.0			$ 0.4		(0.4)					0.0
Stock option expense			$ 5.9					$ 5.9					$ 5.9
Settlement of RSUs (in shares) | shares		317,619			300,000
Settlement of RSUs					$ (3.5)		$ 3.5
RSUs expense		$ 10.0					10.0					$ 10.0
Non-controlling interest in subsidiary	0.4													0.4
Comprehensive loss	(58.8)								(58.7)		(58.7)			(0.1)
Shareholders' equity, ending balance (in shares) at Sep. 30, 2022 | shares				175,900,000
Shareholders' equity, ending balance at Sep. 30, 2022	510.2			$ 771.7		16.2			(277.7)	(0.3)	509.9			0.3
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2021 | shares				163,200,000
Shareholders' equity, beginning balance at Dec. 31, 2021	457.0			$ 672.1		4.2			(219.0)	(0.3)	457.0			0.0
Shareholders' equity, ending balance (in shares) at Dec. 31, 2022 | shares				176,100,000
Shareholders' equity, ending balance at Dec. 31, 2022	$ 498.0			$ 772.4		18.7			(293.0)	(0.3)	497.8			0.2
Changes in equity [abstract]
Exercise of stock options (in shares) | shares	1,541,514		1,541,514	1,300,000
Exercise of stock options	$ 0.0			$ 0.6		(0.6)
Stock option expense			$ 2.8					$ 2.8					$ 2.8
Settlement of RSUs (in shares) | shares		784,426			800,000
Settlement of RSUs					$ (6.7)		6.7
RSUs expense		$ 8.5					$ 8.5					$ 8.5
Non-controlling interest in subsidiary	(0.6)			$ (0.4)							(0.4)			(0.2)
Comprehensive loss	(205.1)								(205.1)		(205.1)
Shareholders' equity, ending balance (in shares) at Sep. 30, 2023 | shares				178,200,000
Shareholders' equity, ending balance at Sep. 30, 2023	$ 303.6			$ 779.3		$ 22.7			$ (498.1)	$ (0.3)	$ 303.6			$ 0.0